Financial Instruments and Financial Risk Management - Summary of Debt-to-Equity and Debt-to-Capitalization Ratios (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)		Dec. 31, 2023 USD ($)
Disclosure of detailed information about financial instruments [abstract]
Long-term debt		$ 2,577,975	$ 2,402,881		$ 1,884,182
Shareholders' equity		$ 2,677,627	$ 2,673,275	[1]	$ 2,591,410
Debt-to-equity ratio		0.96	0.9
Debt-to-capitalization ratio	[2]	0.49	0.47

[1]	Recast for adjustments to provisional amounts of Daseke prior year’s business combination (see note 5c))
[2]	Long-term debt divided by the sum of shareholders' equity and long-term debt.